Stock-Based Compensation - Stock Based Compensation Expense (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended		7 Months Ended		12 Months Ended
	Jul. 30, 2024	Jul. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jul. 30, 2024	Jul. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Stock-Based Compensation
Total stock-based compensation	$ 421	$ 126			$ 642	$ 329
Adagio Medical Inc
Stock-Based Compensation
Total stock-based compensation			$ 221	$ 204			$ 442	$ 365
Selling, general and administrative
Stock-Based Compensation
Total stock-based compensation	335	66			527	241
Selling, general and administrative | Adagio Medical Inc
Stock-Based Compensation
Total stock-based compensation			192	176			384	318
Research and development
Stock-Based Compensation
Total stock-based compensation	$ 86	$ 60			$ 115	$ 88
Research and development | Adagio Medical Inc
Stock-Based Compensation
Total stock-based compensation			$ 29	$ 28			$ 58	$ 47